CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 264,630	$ 1,061,717
Prepaid expenses	633,767	676,797
Total Current Assets	898,397	1,738,514
Security deposit	2,875	2,875
Cash and Marketable securities held in Trust Account	215,289,800	215,275,732
TOTAL ASSETS	216,191,072	217,017,121
Current liabilities
Current liabilities - accrued expenses	65,519	6,150
Deferred underwriting fee payable	7,533,750	7,533,750
Warrant liabilities	17,801,733	24,945,850
Total Liabilities	25,401,002	32,485,750
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 18,575,572 and 17,950,991 shares at redemption value at March 31, 2021 and December 31, 2020, respectively		179,531,370
Stockholder's Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common stock		357
Additional paid-in capital	6,361,165	12,619,799
Accumulated deficit	(1,361,994)	(7,620,693)
Total Shareholder's Equity	5,000,004	5,000,001
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	216,191,072	217,017,121
Class A common stock
Stockholder's Equity
Common stock	295	357
Class B common stock
Stockholder's Equity
Common stock	538	538
Class A Common Stock Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption, 18,575,572 and 17,950,991 shares at redemption value at March 31, 2021 and December 31, 2020, respectively	$ 185,790,066	$ 179,531,370